Non-current financial assets	6 Months Ended
Jun. 30, 2026
Non-current financial assets
Non-current financial assets

11. Non-current financial assets

	June 30,	December 31,
	2026	2025
Security rental deposits	54,543	7,086
Total non-current financial assets	54,543	7,086

Security rental deposits relate to office space. The applicable interest rate to such deposits is immaterial, and therefore, the value approximates amortized cost.